RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

8.    RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance from (to) related parties:

	Relationship	As of December 31,
	with	2021	2022	2022
	the Group	HK$	HK$	US$
Chan Wai Ho	Director	4,961,934	(38,066)	(4,879)
Chen Sze Hon Johnson	Director	5,941,366	(58,634)	(7,516)
Total		10,903,300	(96,700)	(12,395)

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    RELATED PARTY TRANSACTIONS AND BALANCES (cont.)

Balances represented the funds advanced from (to) the Chairman and Chief Executive Officer (“CEO”), who are also the directors of the Company. The balance is unsecured and interest-free.